SCHEDULE OF LOSS ALLOWANCE FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
Loss allowance for impairment, beginning balance		$ 4,632
Acquired from acquisitions	451,449
Provision for the period/year	910,180
Written off for the period/year		(1,788)
Reversal for the period/year		(2,844)
Loss allowance for impairment, ending balance	$ 1,361,629